License Agreements - Additional Information (Detail) - Advirna [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual maintenance fee	$ 100,000
Royalty payments	1.00%
Effective license period	90 days
Research and Development Expenses [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
One-time milestone payment		$ 350,000